Property, plant & equipment - Summary of Premises and Equipment (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 62,183	$ 59,460
Ending balance	71,205	62,183	$ 59,460
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	113,961	109,165	106,224
Additions	18,727	12,292	9,655
Additions from business combinations	1,306		245
Transfer of completed projects in progress	0	0	0
Disposals	(2,574)	(6,697)	(3,175)
Effects of changes in foreign exchange rates	(8,416)	(3,790)	(5,608)
Changes in value on the recognition of inflation effects	4,823	2,991	1,824
Ending balance	127,827	113,961	109,165
Accumulated Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(51,778)	(49,705)	(45,037)
Depreciation for the year	(8,997)	(8,284)	(8,415)
Disposals	2,323	6,297	2,706
Effects of changes in foreign exchange rates	4,817	1,679	2,111
Changes in value on the recognition of inflation effects	(2,987)	(1,765)	(1,070)
Ending balance	(56,622)	(51,778)	(49,705)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	5,230	5,240
Ending balance	5,452	5,230	5,240
Land | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	5,230	5,240	5,258
Additions	267	0	0
Additions from business combinations	36		158
Transfer of completed projects in progress	139	0	4
Disposals	(18)	(6)	(13)
Effects of changes in foreign exchange rates	(424)	(144)	(255)
Changes in value on the recognition of inflation effects	222	140	88
Ending balance	5,452	5,230	5,240
Land | Accumulated Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0	0
Depreciation for the year	0	0	0
Disposals	0	0	0
Effects of changes in foreign exchange rates	0	0	0
Changes in value on the recognition of inflation effects	0	0	0
Ending balance	0	0	0
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	13,576	13,610
Ending balance	14,204	13,576	13,610
Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	19,074	18,653	18,746
Additions	38	21	104
Additions from business combinations	289		0
Transfer of completed projects in progress	1,477	731	721
Disposals	(209)	(20)	(29)
Effects of changes in foreign exchange rates	(1,157)	(637)	(1,182)
Changes in value on the recognition of inflation effects	735	326	293
Ending balance	20,247	19,074	18,653
Buildings | Accumulated Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(5,498)	(5,043)	(4,655)
Depreciation for the year	(835)	(484)	(490)
Disposals	194	6	19
Effects of changes in foreign exchange rates	340	162	165
Changes in value on the recognition of inflation effects	(244)	(139)	(82)
Ending balance	(6,043)	(5,498)	(5,043)
Machinery and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	20,799	19,822
Ending balance	22,313	20,799	19,822
Machinery and Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	41,177	39,664	38,919
Additions	399	61	171
Additions from business combinations	365		87
Transfer of completed projects in progress	4,248	4,791	3,165
Disposals	(858)	(2,680)	(1,425)
Effects of changes in foreign exchange rates	(3,225)	(1,919)	(2,243)
Changes in value on the recognition of inflation effects	2,474	1,260	990
Ending balance	44,580	41,177	39,664
Machinery and Equipment | Accumulated Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(20,378)	(19,842)	(18,398)
Depreciation for the year	(3,331)	(2,793)	(2,828)
Disposals	854	2,336	1,125
Effects of changes in foreign exchange rates	2,193	867	854
Changes in value on the recognition of inflation effects	(1,605)	(946)	(595)
Ending balance	(22,267)	(20,378)	(19,842)
Refrigeration Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	7,829	8,343
Ending balance	9,571	7,829	8,343
Refrigeration Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	20,129	20,202	20,410
Additions	939	427	281
Additions from business combinations	126		0
Transfer of completed projects in progress	2,485	1,351	1,192
Disposals	(1,072)	(1,614)	(1,073)
Effects of changes in foreign exchange rates	(1,277)	(556)	(797)
Changes in value on the recognition of inflation effects	536	319	189
Ending balance	21,866	20,129	20,202
Refrigeration Equipment | Accumulated Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(12,300)	(11,859)	(11,032)
Depreciation for the year	(1,437)	(2,097)	(2,148)
Disposals	936	1,493	989
Effects of changes in foreign exchange rates	860	372	464
Changes in value on the recognition of inflation effects	(354)	(209)	(132)
Ending balance	(12,295)	(12,300)	(11,859)
Returnable Bottles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	6,757	5,771
Ending balance	7,894	6,757	5,771
Returnable Bottles | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	19,433	17,924	16,153
Additions	4,123	3,655	2,613
Additions from business combinations	8		0
Transfer of completed projects in progress	645	31	57
Disposals	(381)	(2,299)	(561)
Effects of changes in foreign exchange rates	(1,708)	(365)	(629)
Changes in value on the recognition of inflation effects	849	487	291
Ending balance	22,969	19,433	17,924
Returnable Bottles | Accumulated Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(12,676)	(12,153)	(10,092)
Depreciation for the year	(3,234)	(2,708)	(2,779)
Disposals	306	2,390	536
Effects of changes in foreign exchange rates	1,274	222	432
Changes in value on the recognition of inflation effects	(745)	(427)	(250)
Ending balance	(15,075)	(12,676)	(12,153)
Investments in Fixed Assets in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	6,734	5,894
Ending balance	10,403	6,734	5,894
Investments in Fixed Assets in Progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	6,734	5,894	5,156
Additions	12,641	7,911	6,300
Additions from business combinations	482		0
Transfer of completed projects in progress	(9,023)	(7,001)	(5,187)
Disposals	0	0	(12)
Effects of changes in foreign exchange rates	(438)	(70)	(333)
Changes in value on the recognition of inflation effects	7	0	(30)
Ending balance	10,403	6,734	5,894
Investments in Fixed Assets in Progress | Accumulated Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0	0
Depreciation for the year	0	0	0
Disposals	0	0	0
Effects of changes in foreign exchange rates	0	0	0
Changes in value on the recognition of inflation effects	0	0	0
Ending balance	0	0	0
Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	491	358
Ending balance	505	491	358
Leasehold Improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	886	737	782
Additions	26	0	0
Additions from business combinations	0		0
Transfer of completed projects in progress	27	95	48
Disposals	(27)	(62)	(5)
Effects of changes in foreign exchange rates	(15)	(22)	(91)
Changes in value on the recognition of inflation effects	0	138	3
Ending balance	897	886	737
Leasehold Improvements | Accumulated Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(395)	(379)	(365)
Depreciation for the year	(25)	(80)	(40)
Disposals	26	62	1
Effects of changes in foreign exchange rates	7	8	31
Changes in value on the recognition of inflation effects	(5)	(6)	(6)
Ending balance	(392)	(395)	(379)
Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	767	422
Ending balance	863	767	422
Other | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,298	851	800
Additions	294	217	186
Additions from business combinations	0		0
Transfer of completed projects in progress	2	2	0
Disposals	(9)	(16)	(57)
Effects of changes in foreign exchange rates	(172)	(77)	(78)
Changes in value on the recognition of inflation effects	0	321	0
Ending balance	1,413	1,298	851
Other | Accumulated Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(531)	(429)	(495)
Depreciation for the year	(135)	(122)	(130)
Disposals	7	10	36
Effects of changes in foreign exchange rates	143	48	165
Changes in value on the recognition of inflation effects	(34)	(38)	(5)
Ending balance	$ (550)	$ (531)	$ (429)